Cash and cash equivalents	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Cash and cash equivalents
8.	Cash and cash equivalents

	2017	2016
Checking and saving accounts	$145,283	$173,943
Time deposits of no more than ninety days	30,000	57,500
Overnight deposits	63,157	99,933
Cash on hand	352	311

	$238,792	$331,687

As of December 31, 2017 and 2016, the Company’s cash and cash equivalents are free of restriction or charges that could limit its availability.

Time deposits earned interest based on rates determined by the banks in which the instruments are held, ranging between 1.49% and 1.58% for U.S. dollars investments until December 2017 (2016: between 0.42% and 1.00%).